Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2022